Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Deposits, prepayment and other receivables consist of the following:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Prepaid insurance	1,067	833	912	3,372
Prepaid electricity	380	426	11	720
Prepaid renovation	1,188	1,188	355	131
Rental deposits / prepaid rent	7,825	7,618	6,223	12,908
Deposit for the import processing arrangement	314	320	2,986	1,616
Loans to workers	5,506	5,217	8,348	11,439
Other receivables	2,181	18,260	7,333	12,207
Others	2,053	1,609	1,971	7,811
	20,514	35,471	28,139	50,204